Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Assets, liabilities and equity of consolidated VIEs
	December 31, 2011	December 31, 2012
	RMB (millions)	RMB (millions)
Total assets of the consolidated VIEs	2,109.5	2,182.6

Accounts payable	200.4	473.6
Amounts due to related parties	411.6	69.2
Deferred revenue	136.8	68.7
Taxes payable	90.5	58.5
Other payables and accruals	239.8	257.6
Deferred tax liabilities	26.1	20.0
Total liabilities of the consolidated VIEs	1,105.2	947.6

Total equity of the consolidated VIEs	1,004.3	1,235.0

Net revenues, cost of revenues and net income of consolidated VIEs
	For the years ended December 31,
	2010	2011	2012
	RMB in million	RMB in million	RMB in million
Net revenues of the consolidated VIEs	4,317.7	4,985.7	4,299.2
Cost of revenues of the consolidated VIEs	3,633.4	4,056.9	3,439.0
Net income of the consolidated VIEs	206.9	230.5	215.8

Property and equipment, estimated useful lives
Computer equipment	5 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Furniture and fixtures	5 years
Motor vehicles	5 years

Intangible assets, estimated useful lives
Software technologies	0.5 to 6 years
Game engines	3 to 10 years
Non-compete agreements	2.5 to 5 years
Customer databases	2 to 5.5 years
Trademarks	5 or 20 years
In-progress research and development	Indefinite life and subject to impairment testing until completed or abandoned

Fair value, assets measured on recurring basis
	December 31, 2011	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Marketable securities – Common stock	3,837	3,837	—	—

	December 31, 2012	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Marketable securities – Common stock	7,221	7,221	—	—
Derivative liability- foreign currency forward contracts	(9,312)	—	(9,312)	—
(included in “Other payables and accruals ” in balance sheet) (Note 15, 22)